Average Annual Total Returns - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2023
Fidelity Advisor International Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(13.47%)
Past 5 years	(0.03%)
Past 10 years	2.83%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.65%)
Past 5 years	(0.47%)
Past 10 years	2.40%
Fidelity Advisor International Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.59%)
Past 5 years	0.13%
Past 10 years	2.31%
Fidelity Advisor International Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(9.80%)
Past 5 years	0.39%
Past 10 years	2.81%
Fidelity Advisor International Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(11.61%)
Past 5 years	0.18%
Past 10 years	2.79%
Fidelity Advisor International Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(7.95%)
Past 5 years	1.47%
Past 10 years	3.73%
Fidelity Advisor International Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(7.79%)
Since Inception	2.59%	[1]
MS158
Average Annual Return:
Past 1 year	(5.33%)
Past 5 years	0.43%
Past 10 years	3.74%

[1]	AFrom October 2, 2018.